Accounts Receivable, Net	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of
	December 31, 2025	June 30, 2025
Accounts receivable	$27,356	$346,152
Less: allowance for expected credit losses	(1,368)	(17,308)
Accounts receivable, net	$25,988	$328,844

The movement of allowance for expected credit losses consists of the following:

	For the six months ended December 31,
	2025	2024
Balance at beginning of the period	$17,308	$9,117
(Reversal of) Allowance for expected credit loss	(16,062)	4,512
Exchange rate difference	122	(116)
Balance at end of the period	$1,368	$13,513